Disclosure of information on segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Operating income
Sale of goods	$ 637,619,000	$ 821,930,000	$ 1,106,329,000
Sale of services	20,285,000	23,661,000	24,001,000
Royalty income	18,638,000	22,297,000	20,385,000
Total operating income	676,542,000	867,888,000	1,150,715,000
Operating costs
Cost of sales, excluding depreciation and amortization	(393,888,000)	(512,874,000)	(613,381,000)
Unabsorbed cost due to production stoppage	(27,758,000)	0	0
Cost of services	(1,554,000)	(3,378,000)	(4,318,000)
Exploration in operating units	(28,044,000)	(44,163,000)	(89,730,000)
Depreciation and amortization	(189,620,000)	(226,335,000)	(238,879,000)
Mining royalties	(11,749,000)	(12,832,000)	(21,388,000)
Total operating costs	(652,613,000)	(799,582,000)	(967,696,000)
Gross profit (loss)	23,929,000	68,306,000	183,019,000
Operating expenses, net
Administrative expenses	(67,185,000)	76,297,000	(77,099,000)
Selling expenses	(18,533,000)	(24,313,000)	(26,948,000)
Write-off of stripping activity asset	(11,633,000)	0	0
Exploration in non-operating areas	(8,475,000)	(11,879,000)	(36,307,000)
Reversal of contingent and others			(11,248,000)
Impairment recovery (loss) of long-lived assets	2,083,000	(2,083,000)	5,693,000
Impairment loss of long-lived assets				$ 0
Provision for contingencies and others	(4,150,000)	2,968,000	11,248,000
Other, net	2,690,000	14,715,000	(1,308,000)
Total operating expenses, net	(105,203,000)	(126,319,000)	(124,721,000)
Total operating expenses, net		(126,319,000)
Operating profit (loss)	(81,274,000)	(58,013,000)	58,298,000
Other income (expense),net
Finance income	2,411,000	9,675,000	9,685,000
Net gain (loss) from currency exchange difference	(4,116,000)	(734,000)	(1,384,000)
Share in the results of associates and joint ventures	(9,517,000)	47,710,000	1,144,000
Finance costs	(37,822,000)	(42,173,000)	(38,422,000)
Profit (loss) before income tax	(130,318,000)	(43,535,000)	27,033,000
Income tax expense or income	25,430,000	(25,590,000)	26,879,000
Current income tax	(9,924,000)	(11,911,000)	(16,882,000)
Deferred Income tax	(15,506,000)	37,501,000	(9,997,000)
Profit (loss) from continued operations	(155,748,000)	(17,945,000)	154,000
Loss from discontinued operations	5,409,000	(10,514,000)	(11,808,000)
Profit for the period	(150,339,000)	(28,459,000)	(11,654,000)
Total assets	3,979,617,000	4,107,274,000	4,217,221,000
Total liability	1,179,760,000	1,139,074,000	1,187,656,000
Other segment information
Investment in associates	1,488,775,000	1,488,247,000	1,473,382,000
Capital Expenditures	71,546,000	102,627,000	111,270,000
Changes in estimates of mine closures plans	31,558,000	26,722,000	42,874,000
Fair value for contingent consideration liability	(5,690,000)	(655,000)	1,815,000
Accounts receivable from sale of assets	8,233,000	21,648,000	2,715,000
Exploration and development mining projects [Member]
Operating income
Sale of goods		0
Sale of services		0
Royalty income		0
Total operating income		0
Operating costs
Cost of sales, excluding depreciation and amortization		0
Cost of services		0
Exploration in operating units		0
Depreciation and amortization		0
Mining royalties		0
Total operating costs		0
Gross profit (loss)		0
Operating expenses, net
Administrative expenses	(1,649,000)	2,416,000	(3,143,000)
Selling expenses		0
Exploration in non-operating areas		90,000	(2,883,000)
Reversal of contingent and others			(6,130,000)
Impairment recovery (loss) of long-lived assets		0
Provision for contingencies and others	33,000	(40,000)
Other, net	(593,000)	419,000	138,000
Total operating expenses, net	(2,209,000)		242,000
Total operating expenses, net		(2,965,000)
Operating profit (loss)	(2,209,000)	(2,965,000)	242,000
Other income (expense),net
Finance income	1,000	14,000
Net gain (loss) from currency exchange difference	(808,000)	(156,000)	(846,000)
Share in the results of associates and joint ventures		0
Finance costs	(387,000)	(561,000)	(222,000)
Profit (loss) before income tax	(3,403,000)	(3,668,000)	(826,000)
Current income tax		0
Deferred Income tax		0
Profit (loss) from continued operations	(3,403,000)	(3,668,000)	(826,000)
Loss from discontinued operations		0
Profit for the period		0
Total assets	425,731,000	398,838,000	372,344,000
Total liability	22,695,000	23,223,000	18,986,000
Other segment information
Investment in associates		0
Capital Expenditures	24,648,000	26,494,000	17,141,000
Changes in estimates of mine closures plans	808,000	0	9,063,000
Fair value for contingent consideration liability		0	1,815,000
Accounts receivable from sale of assets		0
Energy generation and transmission [Member]
Operating income
Sale of goods		0
Sale of services	48,254,000	59,690,000	62,962,000
Royalty income		0
Total operating income	48,254,000	59,690,000	62,962,000
Operating costs
Cost of sales, excluding depreciation and amortization		0
Cost of services	(17,868,000)	(22,209,000)	(25,499,000)
Exploration in operating units		0
Depreciation and amortization	(9,347,000)	(10,075,000)	(10,248,000)
Mining royalties		0
Total operating costs	(27,215,000)	(32,284,000)	(35,747,000)
Gross profit (loss)	21,039,000	27,406,000	27,215,000
Operating expenses, net
Administrative expenses	(2,863,000)	4,073,000	(3,972,000)
Selling expenses	(784,000)	(1,115,000)	(1,173,000)
Exploration in non-operating areas		0
Reversal of contingent and others			56,000
Impairment recovery (loss) of long-lived assets		0
Provision for contingencies and others	501,000	166,000
Other, net	796,000	(13,813,000)	562,000
Total operating expenses, net	(2,350,000)		(4,639,000)
Total operating expenses, net		8,791,000
Operating profit (loss)	18,689,000	36,197,000	22,576,000
Other income (expense),net
Finance income	1,622,000	263,000	179,000
Net gain (loss) from currency exchange difference	(402,000)	62,000	(346,000)
Share in the results of associates and joint ventures	4,331,000	10,374,000	(8,589,000)
Finance costs	(4,690,000)	(7,483,000)	(7,576,000)
Profit (loss) before income tax	19,550,000	39,413,000	23,422,000
Current income tax	(780,000)	4,044,000
Deferred Income tax	(9,388,000)	(5,515,000)	(7,584,000)
Profit (loss) from continued operations	9,382,000	29,854,000	15,838,000
Loss from discontinued operations		0
Profit for the period		0
Total assets	357,830,000	382,481,000	366,354,000
Total liability	166,396,000	183,426,000	197,152,000
Other segment information
Investment in associates	94,117,000	89,786,000
Capital Expenditures	371,000	223,000	118,000
Changes in estimates of mine closures plans		0
Fair value for contingent consideration liability		0
Accounts receivable from sale of assets		21,023,000
Insurance brokerage [Member]
Operating income
Sale of goods		0
Sale of services	14,753,000	15,687,000	14,986,000
Royalty income		0
Total operating income	14,753,000	15,687,000	14,986,000
Operating costs
Cost of sales, excluding depreciation and amortization		0
Cost of services		0
Exploration in operating units		0
Depreciation and amortization		0
Mining royalties		0
Total operating costs		0
Gross profit (loss)	14,753,000	15,687,000	14,986,000
Operating expenses, net
Administrative expenses	(10,939,000)	11,607,000	(11,900,000)
Selling expenses		0
Exploration in non-operating areas		0
Impairment recovery (loss) of long-lived assets		0
Provision for contingencies and others		0
Other, net		0
Total operating expenses, net	(10,939,000)		(11,900,000)
Total operating expenses, net		(11,607,000)
Operating profit (loss)	3,814,000	4,080,000	3,086,000
Other income (expense),net
Finance income	27,000	15,000
Net gain (loss) from currency exchange difference	65,000	(119,000)	19,000
Share in the results of associates and joint ventures		0
Finance costs	(55,000)	(89,000)	(2,000)
Profit (loss) before income tax	3,851,000	3,887,000	3,103,000
Current income tax	(1,475,000)	1,223,000
Deferred Income tax	172,000	91,000
Profit (loss) from continued operations	2,548,000	2,755,000	3,103,000
Loss from discontinued operations		0
Profit for the period		0
Total assets	15,932,000	13,822,000	12,154,000
Total liability	5,569,000	6,007,000	4,597,000
Other segment information
Investment in associates		0
Capital Expenditures	106,000	85,000
Changes in estimates of mine closures plans		0
Fair value for contingent consideration liability		0
Accounts receivable from sale of assets		0
Rental of mining concessions [Member]
Operating income
Sale of goods		0
Sale of services		0
Royalty income	18,638,000	22,297,000	20,385,000
Total operating income	18,638,000	22,297,000	20,385,000
Operating costs
Cost of sales, excluding depreciation and amortization		0
Cost of services		0
Exploration in operating units		0
Depreciation and amortization		0
Mining royalties		0
Total operating costs		0
Gross profit (loss)	18,638,000	22,297,000	20,385,000
Operating expenses, net
Administrative expenses	(112,000)	188,000	(220,000)
Selling expenses		0
Exploration in non-operating areas		0
Impairment recovery (loss) of long-lived assets		0
Provision for contingencies and others		0
Other, net	63,000	(135,000)
Total operating expenses, net	(49,000)		(220,000)
Total operating expenses, net		(53,000)
Operating profit (loss)	18,589,000	22,244,000	20,165,000
Other income (expense),net
Finance income	9,000	30,000	21,000
Net gain (loss) from currency exchange difference	(49,000)	(9,000)	18,000
Share in the results of associates and joint ventures		0
Finance costs	(2,000)	(4,000)	(11,000)
Profit (loss) before income tax	18,547,000	22,261,000	20,193,000
Current income tax	(5,543,000)	6,546,000	(6,025,000)
Deferred Income tax		0
Profit (loss) from continued operations	13,004,000	15,715,000	14,168,000
Loss from discontinued operations		0
Profit for the period		0
Total assets	6,813,000	6,252,000	7,154,000
Total liability	2,694,000	2,286,000	2,653,000
Other segment information
Investment in associates		0
Capital Expenditures		0
Changes in estimates of mine closures plans		0
Fair value for contingent consideration liability		0
Accounts receivable from sale of assets		0
Holding of investment in shares [Member]
Operating income
Sale of goods		0
Sale of services	607	615,000	615,000
Royalty income		0
Total operating income	607	615,000	615,000
Operating costs
Cost of sales, excluding depreciation and amortization		0
Cost of services		0
Exploration in operating units		0
Depreciation and amortization		0
Mining royalties		0
Total operating costs		0
Gross profit (loss)	607	615,000	615,000
Operating expenses, net
Administrative expenses	(398)	363,000	(512,000)
Selling expenses		0
Exploration in non-operating areas		0
Impairment recovery (loss) of long-lived assets		0
Provision for contingencies and others		0
Other, net	(10)	(79,000)	2,773,000
Total operating expenses, net	(408)		2,261,000
Total operating expenses, net		(284,000)
Operating profit (loss)	199	331,000	2,876,000
Other income (expense),net
Finance income		10,000	8,000
Net gain (loss) from currency exchange difference	91	(9,000)	2,000
Share in the results of associates and joint ventures	(67,018)	(53,143,000)	25,517,000
Finance costs	(1)	(6,000)	(25,000)
Profit (loss) before income tax	(66,729)	(52,817,000)	(22,656,000)
Current income tax	(177)	39,000	(444,000)
Deferred Income tax		0
Profit (loss) from continued operations	(66,906)	(52,856,000)	(23,100,000)
Loss from discontinued operations		0
Profit for the period		0
Total assets	362,419	458,212,000	520,484,000
Total liability	340	101,000	603,000
Other segment information
Investment in associates	159,529	232,154,000
Capital Expenditures		0
Changes in estimates of mine closures plans		0
Fair value for contingent consideration liability		0
Accounts receivable from sale of assets		0	1,622,000
Industrial activities [Member]
Operating income
Sale of goods	36,541,000	6,046,000	6,655,000
Sale of services	15,335,000	19,557,000	19,908,000
Royalty income		0
Total operating income	51,876,000	25,603,000	26,563,000
Operating costs
Cost of sales, excluding depreciation and amortization	(38,607,000)	(8,517,000)	(6,280,000)
Unabsorbed cost due to production stoppage	(597,000)
Cost of services	(5,075,000)	(6,167,000)	(8,966,000)
Exploration in operating units		0
Depreciation and amortization	(10,876,000)	(11,979,000)	(11,483,000)
Mining royalties		0
Total operating costs	(55,155,000)	(26,663,000)	(26,729,000)
Gross profit (loss)	(3,279,000)	(1,060,000)	(166,000)
Operating expenses, net
Administrative expenses	(1,498,000)	1,310,000	(1,627,000)
Selling expenses	(687,000)	(1,324,000)	(924,000)
Exploration in non-operating areas		0
Reversal of contingent and others			(2,000)
Impairment recovery (loss) of long-lived assets		0
Provision for contingencies and others	9,000	0
Other, net	989,000	(341,000)	194,000
Total operating expenses, net	(1,187,000)		(2,355,000)
Total operating expenses, net		(2,293,000)
Operating profit (loss)	(4,466,000)	(3,353,000)	(2,521,000)
Other income (expense),net
Finance income	38,000	277,000	127,000
Net gain (loss) from currency exchange difference	(984,000)	208,000	(482,000)
Share in the results of associates and joint ventures		0
Finance costs	(175,000)	(990,000)	(932,000)
Profit (loss) before income tax	(5,587,000)	(3,858,000)	(3,808,000)
Current income tax	(171,000)	0	(2,000)
Deferred Income tax	(347,000)	1,554,000	106,000
Profit (loss) from continued operations	(6,105,000)	(2,304,000)	(3,704,000)
Loss from discontinued operations		0
Profit for the period		0
Total assets	90,337,000	104,335,000	106,391,000
Total liability	13,025,000	20,918,000	20,671,000
Other segment information
Investment in associates		0
Capital Expenditures	4,611,000	1,443,000	1,816,000
Changes in estimates of mine closures plans		0
Fair value for contingent consideration liability		0
Accounts receivable from sale of assets		0
Corporates [Member]
Operating expenses, net
Administrative expenses	(5,965,000)		2,377,000
Exploration in non-operating areas	(3,623,000)		(4,091,000)
Reversal of contingent and others			111,000
Provision for contingencies and others	(3,242,000)
Other, net	1,186,000		(2,235,000)
Total operating expenses, net	(11,644,000)		(4,060,000)
Operating profit (loss)	(11,644,000)		(4,060,000)
Other income (expense),net
Finance income	1,405,000		9,293,000
Net gain (loss) from currency exchange difference	(1,576,000)		(206,000)
Share in the results of associates and joint ventures	(28,861,000)		(15,081,000)
Finance costs	(21,322,000)		(17,194,000)
Profit (loss) before income tax	(61,998,000)		2,914,000
Deferred Income tax	(2,888,000)		9,514,000
Profit (loss) from continued operations	(64,886,000)		12,428,000
Total assets	2,343,010,000		2,421,547,000
Total liability	410,197,000		425,893,000
Other segment information
Investment in associates	2,040,598,000		1,473,382,000
Capital Expenditures	933,000		2,968,000
Changes in estimates of mine closures plans			(341,000)
Fair value for contingent consideration liability	(5,690,000)
Accounts receivable from sale of assets	8,233,000		1,093,000
Ucchuchacua [Member]
Operating income
Sale of goods	90,420,000	186,016,000	257,282,000
Sale of services		0
Royalty income		0
Total operating income	90,420,000	186,016,000	257,282,000
Operating costs
Cost of sales, excluding depreciation and amortization	(100,097,000)	(128,523,000)	(151,817,000)
Unabsorbed cost due to production stoppage	(9,630,000)
Cost of services		0
Exploration in operating units	(6,731,000)	(8,917,000)	(20,898,000)
Depreciation and amortization	(16,752,000)	(21,053,000)	(26,181,000)
Mining royalties	(1,068,000)	(1,955,000)	(2,243,000)
Total operating costs	(134,278,000)	(160,448,000)	(201,139,000)
Gross profit (loss)	(43,858,000)	25,568,000	56,143,000
Operating expenses, net
Administrative expenses	(9,140,000)	16,115,000	(24,119,000)
Selling expenses	(3,806,000)	(6,876,000)	(8,213,000)
Exploration in non-operating areas	(27,000)	2,534,000	(18,339,000)
Reversal of contingent and others			(6,784,000)
Impairment recovery (loss) of long-lived assets		0
Provision for contingencies and others	28,000	(183,000)
Other, net	2,776,000	4,147,000	(5,953,000)
Total operating expenses, net	(10,169,000)		(49,840,000)
Total operating expenses, net		(29,855,000)
Operating profit (loss)	(54,027,000)	(4,287,000)	6,303,000
Other income (expense),net
Finance income		0
Net gain (loss) from currency exchange difference	(72,000)	(124,000)	196,000
Share in the results of associates and joint ventures		0
Finance costs	(268,000)	(532,000)	(308,000)
Profit (loss) before income tax	(54,367,000)	(4,943,000)	6,191,000
Current income tax	(60,000)	0	(768,000)
Deferred Income tax		0
Profit (loss) from continued operations	(54,427,000)	(4,943,000)	5,423,000
Loss from discontinued operations		0
Profit for the period		0
Total assets	145,287,000	146,486,000	126,374,000
Total liability	62,024,000	42,265,000	45,227,000
Other segment information
Investment in associates		0
Capital Expenditures	10,443,000	31,479,000	18,429,000
Changes in estimates of mine closures plans	11,745,000	176,000	4,101,000
Fair value for contingent consideration liability		0
Accounts receivable from sale of assets		0
Orcopampa [Member]
Operating income
Sale of goods	77,825,000	58,902,000	153,003,000
Sale of services		0
Royalty income		0
Total operating income	77,825,000	58,902,000	153,003,000
Operating costs
Cost of sales, excluding depreciation and amortization	(37,139,000)	(54,739,000)	(97,006,000)
Unabsorbed cost due to production stoppage	(3,849,000)
Cost of services		0
Exploration in operating units	(5,198,000)	(9,040,000)	(29,563,000)
Depreciation and amortization	(8,102,000)	(7,563,000)	(8,802,000)
Mining royalties	(6,943,000)	(5,220,000)	(13,669,000)
Total operating costs	(61,231,000)	(76,562,000)	(149,040,000)
Gross profit (loss)	16,594,000	(17,660,000)	3,963,000
Operating expenses, net
Administrative expenses	(7,948,000)	5,209,000	(15,100,000)
Selling expenses	(436,000)	(258,000)	(775,000)
Exploration in non-operating areas		0
Reversal of contingent and others			121,000
Impairment recovery (loss) of long-lived assets		0
Provision for contingencies and others	(322,000)	1,000
Other, net	(1,922,000)	8,104,000	(3,386,000)
Total operating expenses, net	(10,628,000)		(19,382,000)
Total operating expenses, net		(13,570,000)
Operating profit (loss)	5,966,000	(31,230,000)	(15,419,000)
Other income (expense),net
Finance income		0
Net gain (loss) from currency exchange difference	126,000	76,000	168,000
Share in the results of associates and joint ventures		0
Finance costs	(913,000)	(733,000)	(395,000)
Profit (loss) before income tax	5,179,000	(31,887,000)	(15,646,000)
Current income tax	(55,000)	0	(559,000)
Deferred Income tax		0
Profit (loss) from continued operations	5,124,000	(31,887,000)	(16,205,000)
Loss from discontinued operations		0
Profit for the period		0
Total assets	47,855,000	46,750,000	39,725,000
Total liability	46,787,000	36,945,000	30,749,000
Other segment information
Investment in associates		0
Capital Expenditures	1,064,000	1,323,000	6,225,000
Changes in estimates of mine closures plans	5,042,000	10,493,000	1,003,000
Fair value for contingent consideration liability		0
Accounts receivable from sale of assets		0
Julcani [Member]
Operating income
Sale of goods	32,034,000	40,082,000	34,104,000
Sale of services		0
Royalty income		0
Total operating income	32,034,000	40,082,000	34,104,000
Operating costs
Cost of sales, excluding depreciation and amortization	(16,679,000)	(26,586,000)	(26,558,000)
Unabsorbed cost due to production stoppage	(5,167,000)
Cost of services		0
Exploration in operating units	(3,167,000)	(5,864,000)	(8,646,000)
Depreciation and amortization	(6,412,000)	(9,178,000)	(3,353,000)
Mining royalties	(278,000)	(418,000)	(237,000)
Total operating costs	(31,703,000)	(42,046,000)	(38,794,000)
Gross profit (loss)	331,000	(1,964,000)	(4,690,000)
Operating expenses, net
Administrative expenses	(3,288,000)	3,561,000	(2,524,000)
Selling expenses	(438,000)	(403,000)	(356,000)
Exploration in non-operating areas		0
Reversal of contingent and others			(947,000)
Impairment recovery (loss) of long-lived assets	2,083,000	(2,083,000)
Provision for contingencies and others	(195,000)	(148,000)
Other, net	(212,000)	776,000	(1,050,000)
Total operating expenses, net	(2,050,000)		(2,983,000)
Total operating expenses, net		(6,971,000)
Operating profit (loss)	(1,719,000)	(8,935,000)	(7,673,000)
Other income (expense),net
Finance income		0
Net gain (loss) from currency exchange difference	78,000	3,000	8,000
Share in the results of associates and joint ventures		0
Finance costs	(636,000)	(1,002,000)	(95,000)
Profit (loss) before income tax	(2,277,000)	(9,934,000)	(7,760,000)
Current income tax	(16,000)	0	(72,000)
Deferred Income tax		0
Profit (loss) from continued operations	(2,293,000)	(9,934,000)	(7,832,000)
Loss from discontinued operations		0
Profit for the period		0
Total assets	45,999,000	41,858,000	39,537,000
Total liability	34,431,000	35,045,000	29,469,000
Other segment information
Investment in associates		0
Capital Expenditures	1,059,000	1,559,000	2,984,000
Changes in estimates of mine closures plans	771,000	2,430,000	16,484,000
Fair value for contingent consideration liability		0
Accounts receivable from sale of assets		0
Colquijirca [Member]
Operating income
Sale of goods	255,275,000	299,252,000	333,560,000
Sale of services		0
Royalty income		0
Total operating income	255,275,000	299,252,000	333,560,000
Operating costs
Cost of sales, excluding depreciation and amortization	(170,148,000)	(223,998,000)	(216,560,000)
Unabsorbed cost due to production stoppage	(10,216,000)
Cost of services		0
Exploration in operating units	(5,790,000)	(8,727,000)	(9,996,000)
Depreciation and amortization	(59,433,000)	(74,335,000)	(67,666,000)
Mining royalties	(1,902,000)	(2,953,000)	(2,345,000)
Total operating costs	(247,489,000)	(310,013,000)	(296,567,000)
Gross profit (loss)	7,786,000	(10,761,000)	36,993,000
Operating expenses, net
Administrative expenses	(7,536,000)	8,865,000	(9,906,000)
Selling expenses	(9,070,000)	(10,856,000)	(12,201,000)
Write-off of stripping activity asset	(11,633,000)
Exploration in non-operating areas	(86,000)	2,011,000	(7,199,000)
Reversal of contingent and others			3,711,000
Impairment recovery (loss) of long-lived assets		0
Provision for contingencies and others	(1,145,000)	2,079,000
Other, net	4,547,000	6,568,000	32,565,000
Total operating expenses, net	(24,923,000)		(452,000)
Total operating expenses, net		(26,221,000)
Operating profit (loss)	(17,137,000)	(36,982,000)	36,541,000
Other income (expense),net
Finance income	257,000	417,000	418,000
Net gain (loss) from currency exchange difference	(404,000)	(191,000)	108,000
Share in the results of associates and joint ventures	(253,000)	(44,000)
Finance costs	(9,175,000)	(11,440,000)	(10,365,000)
Profit (loss) before income tax	(26,712,000)	(48,240,000)	26,702,000
Current income tax	(1,483,000)	25,000	(8,332,000)
Deferred Income tax	(3,346,000)	15,410,000	(10,803,000)
Profit (loss) from continued operations	(31,541,000)	(32,855,000)	7,567,000
Loss from discontinued operations		0
Profit for the period		0
Total assets	720,150,000	725,973,000	773,554,000
Total liability	366,705,000	329,869,000	340,735,000
Other segment information
Investment in associates	2,374,000	0
Capital Expenditures	23,955,000	28,298,000	29,572,000
Changes in estimates of mine closures plans	2,437,000	5,122,000	19,926,000
Fair value for contingent consideration liability		0
Accounts receivable from sale of assets		0
La Zanja [Member]
Operating income
Sale of goods	33,033,000	43,520,000	96,611,000
Sale of services		0
Royalty income		0
Total operating income	33,033,000	43,520,000	96,611,000
Operating costs
Cost of sales, excluding depreciation and amortization	(31,978,000)	(39,693,000)	(68,993,000)
Unabsorbed cost due to production stoppage	(203,000)
Cost of services		0
Exploration in operating units	(1,000)	(2,000)	(74,000)
Depreciation and amortization	(6,595,000)	(9,103,000)	(34,088,000)
Mining royalties	(330,000)	(429,000)	(957,000)
Total operating costs	(39,107,000)	(49,227,000)	(104,112,000)
Gross profit (loss)	(6,074,000)	(5,707,000)	(7,501,000)
Operating expenses, net
Administrative expenses	(2,434,000)	2,223,000	(3,435,000)
Selling expenses	(104,000)	(321,000)	(784,000)
Exploration in non-operating areas	(4,769,000)	2,784,000	(5,002,000)
Reversal of contingent and others			57,000
Impairment recovery (loss) of long-lived assets		0	5,693,000
Provision for contingencies and others	173,000	(98,000)
Other, net	(712,000)	1,119,000	(669,000)
Total operating expenses, net	(7,846,000)		(4,254,000)
Total operating expenses, net		(6,545,000)
Operating profit (loss)	(13,920,000)	(12,252,000)	(11,755,000)
Other income (expense),net
Finance income	780,000	2,006,000	1,649,000
Net gain (loss) from currency exchange difference	(306,000)	14,000	(224,000)
Share in the results of associates and joint ventures		0
Finance costs	(1,484,000)	(3,715,000)	(1,946,000)
Profit (loss) before income tax	(14,930,000)	(13,947,000)	(12,276,000)
Current income tax	(17,000)	35,000	(24,000)
Deferred Income tax	235,000	(5,382,000)	(1,220,000)
Profit (loss) from continued operations	(14,712,000)	(19,364,000)	(13,520,000)
Loss from discontinued operations		0
Profit for the period		0
Total assets	134,562,000	138,458,000	158,718,000
Total liability	78,916,000	68,100,000	68,615,000
Other segment information
Investment in associates		0
Capital Expenditures	825,000	1,629,000	13,159,000
Changes in estimates of mine closures plans	9,569,000	5,021,000	(6,915,000)
Fair value for contingent consideration liability		0
Accounts receivable from sale of assets		0
Tambomayo [Member]
Operating income
Sale of goods	142,833,000	188,175,000	225,281,000
Sale of services		0
Royalty income		0
Total operating income	142,833,000	188,175,000	225,281,000
Operating costs
Cost of sales, excluding depreciation and amortization	(64,107,000)	(76,827,000)	(92,829,000)
Unabsorbed cost due to production stoppage	(822,000)
Cost of services		0
Exploration in operating units	(7,157,000)	(11,613,000)	(20,553,000)
Depreciation and amortization	(72,714,000)	(83,657,000)	(77,029,000)
Mining royalties	(1,228,000)	(1,857,000)	(1,936,000)
Total operating costs	(146,028,000)	(173,954,000)	(192,347,000)
Gross profit (loss)	(3,195,000)	14,221,000	32,934,000
Operating expenses, net
Administrative expenses	(14,548,000)	16,512,000	(17,822,000)
Selling expenses	(3,862,000)	(3,940,000)	(3,046,000)
Exploration in non-operating areas		0
Reversal of contingent and others			(1,263,000)
Impairment recovery (loss) of long-lived assets		0
Provision for contingencies and others	10,000	127,000
Other, net	(1,376,000)	3,767,000	(5,599,000)
Total operating expenses, net	(19,776,000)		(25,204,000)
Total operating expenses, net		(24,092,000)
Operating profit (loss)	(22,971,000)	(9,871,000)	7,730,000
Other income (expense),net
Finance income		0
Net gain (loss) from currency exchange difference	130,000	(12,000)	209,000
Share in the results of associates and joint ventures		0
Finance costs	(390,000)	(505,000)	(262,000)
Profit (loss) before income tax	(23,231,000)	(10,388,000)	7,677,000
Current income tax	(93,000)	0	(656,000)
Deferred Income tax		0
Profit (loss) from continued operations	(23,324,000)	(10,388,000)	7,021,000
Loss from discontinued operations		0
Profit for the period		0
Total assets	329,384,000	425,297,000	461,335,000
Total liability	38,923,000	34,142,000	28,502,000
Other segment information
Investment in associates		0
Capital Expenditures	3,531,000	9,641,000	18,858,000
Changes in estimates of mine closures plans	1,186,000	2,277,000	(447,000)
Fair value for contingent consideration liability		0
Accounts receivable from sale of assets		0
Operating Segments [Member]
Operating income
Sale of goods	4,002,111,000	4,694,586,000	5,052,526,000
Sale of services	106,717,000	100,325,000	120,436,000
Royalty income	18,638,000	22,297,000	20,385,000
Total operating income	4,127,466,000	4,817,208,000	5,193,347,000
Operating costs
Cost of sales, excluding depreciation and amortization	(3,082,588,000)	(3,400,337,000)	(3,469,209,000)
Unabsorbed cost due to production stoppage	(31,731,000)
Cost of services		(29,536,000)	(36,682,000)
Exploration in operating units	(28,044,000)	(44,163,000)	(89,730,000)
Depreciation and amortization	(190,231,000)	(226,943,000)	(238,850,000)
Mining royalties	(11,749,000)	(12,832,000)	(21,387,000)
Total operating costs	(3,367,286,000)	(3,713,811,000)	(43,855,858,000)
Gross profit (loss)	760,180,000	1,103,397,000	1,337,489,000
Operating expenses, net
Administrative expenses	(75,899,000)	83,718,000	(100,330,000)
Selling expenses	(120,079,000)	(13,461,000)	(168,242,000)
Write-off of stripping activity asset	(11,633,000)
Exploration in non-operating areas	(8,505,000)	11,911,000	(37,514,000)
Reversal of contingent and others			(11,070,000)
Impairment recovery (loss) of long-lived assets	2,083,000	(2,083,000)	5,693,000
Provision for contingencies and others	(4,150,000)	2,971,000
Other, net	(60,929,000)	92,308,000	(127,823,000)
Total operating expenses, net	(279,512,000)		(417,146,000)
Total operating expenses, net		(324,510,000)
Operating profit (loss)	481,068,000	778,887,000	920,343,000
Other income (expense),net
Finance income	15,000,000	40,118,000	51,589,000
Net gain (loss) from currency exchange difference	48,266,000	8,015,000	1,877,000
Share in the results of associates and joint ventures	(91,801,000)	2,965,000	1,847,000
Finance costs	(221,404,000)	(220,413,000)	(508,025,000)
Profit (loss) before income tax	231,129,000	609,572,000	463,937,000
Current income tax	(324,615,000)	401,249,000	(395,825,000)
Deferred Income tax	(14,483,000)	52,519,000	(3,974,000)
Profit (loss) from continued operations	(107,969,000)	260,842,000	64,138,000
Loss from discontinued operations		0
Profit for the period		0
Total assets	15,589,711,000	15,761,637,000	15,369,524,000
Total liability	5,521,224,000	5,618,322,000	5,248,748,000
Other segment information
Investment in associates	2,296,618,000	2,395,685,000	1,473,382,000
Capital Expenditures	71,546,000	102,627,000	111,270,000
Changes in estimates of mine closures plans	31,558,000	26,722,000	42,874,000
Fair value for contingent consideration liability	(5,690,000)	(655,000)	1,815,000
Accounts receivable from sale of assets	8,233,000	21,648,000	2,715,000
Elimination of intersegment amounts [member]
Operating income
Sale of goods	(3,364,492,000)	(3,872,656,000)	(3,946,197,000)
Sale of services	(86,432,000)	(76,664,000)	(96,435,000)
Total operating income	(3,450,924,000)	(3,949,320,000)	(4,042,632,000)
Operating costs
Cost of sales, excluding depreciation and amortization	2,688,700,000	288,743,000	2,855,828,000
Unabsorbed cost due to production stoppage	3,973,000
Cost of services	21,389,000	26,158,000	32,364,000
Depreciation and amortization	611,000	608,000	(29,000)
Mining royalties			(1,000)
Total operating costs	2,714,673,000	2,914,229,000	2,888,162,000
Gross profit (loss)	(736,251,000)	(1,035,091,000)	(1,154,470,000)
Operating expenses, net
Administrative expenses	8,714,000	(7,421,000)	23,231,000
Selling expenses	101,546,000	113,148,000	141,294,000
Exploration in non-operating areas	30,000	(32,000)	1,207,000
Reversal of contingent and others			(178,000)
Provision for contingencies and others		(3,000)
Other, net	63,619,000	(77,593,000)	126,515,000
Total operating expenses, net	173,909,000		292,425,000
Total operating expenses, net		198,191,000
Operating profit (loss)	(562,342,000)	(836,900,000)	(862,045,000)
Other income (expense),net
Finance income	(12,589,000)	(30,443,000)	(41,904,000)
Net gain (loss) from currency exchange difference	(52,382,000)	(8,749,000)	(3,261,000)
Share in the results of associates and joint ventures	82,284,000	44,745,000	(703,000)
Finance costs	183,582,000	178,240,000	469,603,000
Profit (loss) before income tax	(361,447,000)	(653,107,000)	(436,904,000)
Current income tax	314,691,000	(389,338,000)	378,943,000
Deferred Income tax	(1,023,000)	(15,018,000)	(6,023,000)
Profit (loss) from continued operations	(47,779,000)	(278,787,000)	(63,984,000)
Total assets	(11,610,094,000)	(11,654,363,000)	(11,152,303,000)
Total liability	(4,341,464,000)	(4,479,248,000)	(4,061,092,000)
Other segment information
Investment in associates	(807,843,000)	(907,438,000)
Minera Yanacocha S.R.L. [Member]
Operating income
Sale of goods	592,394,000	734,526,000	658,653,000
Sale of services	27,768,000	4,776,000	21,965,000
Total operating income	620,162,000	739,302,000	680,618,000
Operating costs
Cost of sales, excluding depreciation and amortization	(666,456,000)	(692,721,000)	(619,424,000)
Unabsorbed cost due to production stoppage	(1,247,000)
Cost of services		(1,160,000)	(2,217,000)
Total operating costs	(667,703,000)	(693,881,000)	(621,641,000)
Gross profit (loss)	(47,541,000)	45,421,000	58,977,000
Operating expenses, net
Administrative expenses	(1,227,000)	1,744,000	(2,783,000)
Selling expenses	(1,922,000)	(1,722,000)	(2,627,000)
Other, net	(34,322,000)	35,987,000	(76,155,000)
Total operating expenses, net	(37,471,000)		(81,565,000)
Total operating expenses, net		(39,453,000)
Operating profit (loss)	(85,012,000)	5,968,000	(22,588,000)
Other income (expense),net
Finance income	8,100,000	18,430,000	11,448,000
Net gain (loss) from currency exchange difference	1,180,000	2,902,000	(2,056,000)
Finance costs	(36,699,000)	(57,629,000)	(39,024,000)
Profit (loss) before income tax	(112,431,000)	(30,329,000)	(52,220,000)
Current income tax	(53,018,000)	64,928,000	(30,368,000)
Deferred Income tax			1,071,000
Profit (loss) from continued operations	(165,449,000)	(95,257,000)	(81,517,000)
Profit for the period	(165,449,000)	(95,257,000)	(81,517,000)
Total assets	2,313,438,000	2,312,072,000	2,047,472,000
Total liability	1,989,052,000		1,463,749,000
Total liability		1,853,644,000
Other segment information
Investment in associates	157,835,000	230,000,000
Minera Yanacocha S.R.L. [Member] | Corporates [Member]
Operating expenses, net
Administrative expenses		4,894,000
Exploration in non-operating areas		4,492,000
Provision for contingencies and others		1,067,000
Other, net		2,686,000
Total operating expenses, net		(11,005,000)
Operating profit (loss)		(11,005,000)
Other income (expense),net
Finance income		7,751,000
Net gain (loss) from currency exchange difference		(481,000)
Share in the results of associates and joint ventures		45,778,000
Finance costs		(16,249,000)
Profit (loss) before income tax		25,794,000
Deferred Income tax		31,344,000
Profit (loss) from continued operations		57,138,000
Total assets		2,371,464,000
Total liability		407,153,000
Other segment information
Investment in associates		2,073,745,000
Capital Expenditures		453,000
Changes in estimates of mine closures plans		1,203,000
Fair value for contingent consideration liability		(655,000)
Accounts receivable from sale of assets		625,000
Sociedad Minera Cerro Verde S.A.A. [Member]
Operating income
Sale of goods	2,538,593,000	2,896,894,000	3,061,930,000
Total operating income	2,538,593,000	2,896,894,000	3,061,930,000
Operating costs
Cost of sales, excluding depreciation and amortization	(1,809,255,000)	(1,961,577,000)	(2,018,876,000)
Cost of services	(164,590,000)	(181,215,000)	(159,514,000)
Depreciation and amortization	(451,001,000)	(523,512,000)	(512,298,000)
Mining royalties	(2,000,000)	(2,923,000)	(2,743,000)
Total operating costs	(1,809,255,000)	(1,961,577,000)	(2,018,876,000)
Gross profit (loss)	729,338,000	935,317,000	1,043,054,000
Operating expenses, net
Selling expenses	(97,680,000)	(109,483,000)	(137,008,000)
Other, net	(32,327,000)	37,436,000	(68,683,000)
Total operating expenses, net	(130,007,000)		(205,691,000)
Total operating expenses, net		(146,919,000)
Operating profit (loss)	599,331,000	788,398,000	837,363,000
Other income (expense),net
Finance income	2,350,000	10,356,000	28,089,000
Net gain (loss) from currency exchange difference	52,464,000	5,574,000	6,161,000
Finance costs	(142,675,000)	(115,877,000)	(426,733,000)
Profit (loss) before income tax	511,470,000	688,451,000	444,880,000
Income tax expense or income	236,926,000	298,074,000	325,170,000
Current income tax	(236,926,000)	298,074,000	(325,170,000)
Deferred Income tax	(25,962,000)	(139,934,000)	(61,483,000)
Profit (loss) from continued operations	274,544,000	390,377,000	119,710,000
Profit for the period	274,544,000,000	390,377,000,000	119,710,000,000
Total assets	7,767,459,000	7,809,424,000	7,554,712,000
Total liability	2,132,131,000	2,450,101,000	2,445,840,000
Compania Minera Coimolache S.A. [Member]
Operating income
Sale of goods	203,163,000	241,173,000	225,447,000
Total operating income	203,163,000	241,173,000	225,447,000
Operating costs
Cost of sales, excluding depreciation and amortization	(148,122,000)	(187,156,000)	(170,866,000)
Total operating costs	(148,122,000)	(187,156,000)	(170,866,000)
Gross profit (loss)	55,041,000	54,017,000	54,581,000
Operating expenses, net
Administrative expenses	(4,043,000)	4,638,000	(5,644,000)
Selling expenses	(1,290,000)	(1,163,000)	(1,135,000)
Other, net	188,000	5,667,000	(325,000)
Total operating expenses, net	(5,145,000)		(7,104,000)
Total operating expenses, net		(11,468,000)
Operating profit (loss)	49,896,000	42,549,000	47,477,000
Other income (expense),net
Finance income	411,000	549,000	357,000
Net gain (loss) from currency exchange difference	(1,267,000)	277,000	(852,000)
Finance costs	(2,532,000)	(3,598,000)	(2,935,000)
Profit (loss) before income tax	46,508,000	39,777,000	44,047,000
Current income tax	(24,801,000)	26,335,000	(23,405,000)
Deferred Income tax	1,079,000	15,017,000	4,942,000
Profit (loss) from continued operations	22,786,000	28,459,000	25,584,000
Profit for the period	22,786,000	28,459,000	25,584,000
Total assets	418,966,000	379,915,000	361,669,000
Total liability	150,463,000	125,097,000	$ 125,307,000
Other segment information
Investment in associates	104,833,000	$ 98,426,000
Tinka Resources Ltd [Member]
Operating expenses, net
Administrative expenses	(2,311,000)
Total operating expenses, net	(2,311,000)
Operating profit (loss)	(2,311,000)
Other income (expense),net
Profit (loss) before income tax	(2,311,000)
Profit (loss) from continued operations	(2,311,000)
Profit for the period	(2,311,000)
Total assets	64,539,000
Total liability	$ 876,000